Gross investment in lease - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Vessel Y
Leases [Line Items]
Number of vessels		4
Capacity of vessel class		4,800
Term of agreement		5
Purchase price of vessels		$ 5,000,000
Gross proceeds from sale of vessel		112,808,000
Deferred revenue		18,551,000
Broker commissions and legal costs		822,000
Net book value of the vessels		109,672,000
(Gain) loss on vessels	$ (9,773,000)	$ 16,237,000